Income Taxes - Additional Information (Detail) - EUR (€) € in Millions				12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate					29.40%	39.20%	11.00%
Deferred tax benefit caused by decrease of the United States corporate income tax rate					€ 479
Hungary [member]
Income tax expense benefits [line items]
Corporate income tax rate						19.00%
United States [member]
Income tax expense benefits [line items]
Corporate income tax rate					35.00%
Changes in tax rates or tax laws enacted or announced [member] | United Kingdom [member]
Income tax expense benefits [line items]
Corporate income tax rate	17.00%	19.00%
Changes in tax rates or tax laws enacted or announced [member] | Hungary [member]
Income tax expense benefits [line items]
Corporate income tax rate			9.00%
Scenario, Forecast [Member] | United States [member]
Income tax expense benefits [line items]
Corporate income tax rate				21.00%